UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/11

The following Form N-Q relates only to Dreyfus Equity Income Fund and Dreyfus Emerging Markets Debt Local Currency Fund, each a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
August 31, 2011 (Unaudited)

Common Stocks--96.5%	Shares	Value ($)
Consumer Discretionary--6.1%
American Eagle Outfitters	920	10,184
Carnival	190	6,276
CBS, Cl. B	350	8,767
Foot Locker	1,370	28,592
Gap	640	10,573
Genuine Parts	110	6,052
H&R Block	3,000	45,360
Hasbro	260	10,072
Home Depot	290	9,680
Leggett & Platt	520	11,539
Mattel	570	15,316
McGraw-Hill	200	8,422
News, Cl. A	580	10,017
NIKE, Cl. B	100	8,665
Omnicom Group	230	9,326
Starbucks	220	8,496
TRW Automotive Holdings	160a	6,670
Viacom, Cl. B	120	5,789
Washington Post, Cl. B	10	3,558
Wynn Resorts	90	13,925
Yum! Brands	160	8,699
		245,978
Consumer Staples--10.5%
Altria Group	6,910	187,883
Coca-Cola Enterprises	380	10,496
Dr. Pepper Snapple Group	270	10,390
Philip Morris International	1,860	128,935
Wal-Mart Stores	1,390	73,962
Walgreen	220	7,746
		419,412

Energy--13.0%
Chevron	1,720	170,125
ConocoPhillips	2,455	167,112
Diamond Offshore Drilling	120	7,648
Exxon Mobil	2,140	158,446
HollyFrontier	120	8,611
Spectra Energy	320	8,310
		520,252
Financial--18.4%
Annaly Capital Management	9,490b	172,054
Chimera Investment	48,210	146,076
Cincinnati Financial	310	8,655
Commonwealth REIT	270	5,551
Hospitality Properties Trust	6,420b	150,742
JPMorgan Chase & Co.	1,095	41,128
KeyCorp	1,390	9,230
Mack-Cali Realty	350	10,902
People's United Financial	910	10,692
Piedmont Office Realty Trust, Cl. A	8,430	159,327
Plum Creek Timber	310	11,771
Prudential Financial	45	2,259
Ventas	210	11,231
		739,618
Health Care--13.5%
Abbott Laboratories	1,070	56,186
Bristol-Myers Squibb	4,520	134,470
Eli Lilly & Co.	4,660	174,797
Merck & Co.	1,470	48,686
Pfizer	6,697	127,109
		541,248
Industrial--5.8%
General Dynamics	40	2,563
General Electric	1,970	32,131
Lockheed Martin	40	2,968
PACCAR	270	10,160
Pitney Bowes	8,115	164,816
Raytheon	60	2,594

United Parcel Service, Cl. B	270	18,195
		233,427
Information Technology--13.5%
Activision Blizzard	630	7,459
Apple	120a	46,180
Intel	5,315	106,991
KLA-Tencor	200	7,336
Maxim Integrated Products	1,225	28,236
Microchip Technology	1,670	54,809
Microsoft	5,275	140,315
Paychex	330	8,903
QUALCOMM	250	12,865
VeriSign	4,160	129,584
		542,678
Materials--1.1%
Southern Copper	1,070	36,134
Steel Dynamics	680	8,656
		44,790
Telecommunication Services--7.4%
AT&T	4,440	126,451
Verizon Communications	4,670	168,914
		295,365
Utilities--7.2%
Ameren	850	25,721
American Electric Power	2,810	108,550
Consolidated Edison	60	3,373
Entergy	200	13,042
NextEra Energy	150	8,508
NiSource	2,550	54,468
Pepco Holdings	1,370	26,688
Public Service Enterprise Group	260	8,874
Questar	720	13,493
TECO Energy	600	10,980
Wisconsin Energy	420	13,289
		286,986
Total Investments (cost $3,927,235)	96.5%	3,869,754
Cash and Receivables (Net)	3.5%	141,053

Net Assets	100.0%	4,010,807
REIT- Real Estate Investment Trust

a	Non-income producing security.
b	Investment in real estate investment trust.

At August 31, 2011, the aggregate cost of investment securities for income tax purposes was $3,927,235. Net unrealized depreciation on investments was $57,481 of which $85,706 related to appreciated investment securities and $143,187 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	18.4
Health Care	13.5
Information Technology	13.5
Energy	13.0
Consumer Staples	10.5
Telecommunication Services	7.4
Utilities	7.2
Consumer Discretionary	6.1
Industrial	5.8
Materials	1.1
96.5
† Based on net assets.

The following is a summary of the inputs used as of August 31, 2011 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	3,869,754	-	-	3,869,754
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1---unadjusted quoted prices in active markets for identical investments.

Level 2---other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3---significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 in the hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs/American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors/Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt Local Currency Fund
August 31, 2011 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--78.5%		Rate (%)	Date	Amount ($) a		Value ($)
Banks--.5%
OJSC Russian Agricultural Bank,
Scd. Notes	RUB	7.50	3/25/13	400,000,000		13,944,064
Foreign/Governmental--78.0%
Brazil Notas do Tesouro Nacional,
Notes, Ser. B	BRL	6.00	5/15/45	2,240,000	b	3,119,245
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/17	72,650,000		43,679,358
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/21	68,075,000		39,935,765
Brazilian Government,
Sr. Unscd. Bonds	BRL	10.25	1/10/28	38,250,000		27,091,447
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	6,217,000,000		14,609,209
Colombian Government,
Sr. Unscd. Bonds	COP	7.75	4/14/21	29,260,000,000		19,367,882
Colombian Government,
Sr. Unscd. Bonds	COP	9.85	6/28/27	43,462,000,000		33,298,052
Colombian Government,
Bonds, Ser. B	COP	11.00	7/24/20	10,900,153,846	c,d	7,655,856
Colombian Government,
Bonds, Ser. B	COP	11.00	7/24/20	78,614,063,624		55,215,547
Colombian Government,
Sr. Unscd. Notes	COP	12.00	10/22/15	25,400,000,000		18,310,000
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	7,860,440,000		37,301,875
Hungarian Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	9,625,840,000		48,970,542
Hungarian Government,
Bonds, Ser. 17/B	HUF	6.75	2/24/17	2,477,550,000		13,012,628
Hungarian Government,

Bonds, Ser. 20/A	HUF	7.50	11/12/20	6,072,330,000	32,883,250
Malaysian Government,
Bonds, Ser. 0211	MYR	3.43	8/15/14	255,225,000	86,112,299
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0110	MYR	3.84	8/12/15	96,170,000	32,871,087
Malaysian Government,
Sr. Unscd. Bonds, Ser. 2/03	MYR	4.24	2/7/18	1,820,000	633,909
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0902	MYR	4.38	11/29/19	153,950,000	54,337,280
Malaysian Government,
Sr. Unscd. Bonds, Ser. 2/04	MYR	5.09	4/30/14	70,940,000	24,936,873
Mexican Government,
Bonds, Ser. M	MXN	6.00	6/18/15	1,170,500,000	98,756,242
Mexican Government,
Bonds, Ser. M	MXN	8.00	6/11/20	375,000,000	34,880,890
Mexican Government,
Bonds, Ser. M 20	MXN	8.50	5/31/29	78,000,000	7,326,414
Mexican Government,
Bonds, Ser. M 30	MXN	8.50	11/18/38	659,130,000	59,637,792
Mexican Government,
Bonds, Ser. M 20	MXN	10.00	12/5/24	558,008,800	59,918,063
Mexican Government,
Bonds, Ser. M 30	MXN	10.00	11/20/36	133,655,000	13,953,420
Peruvian Government,
Sr. Unscd Bonds	PEN	6.90	8/12/37	114,855,000	45,075,805
Peruvian Government,
Sr. Unscd Bonds	PEN	6.95	8/12/31	193,910,000	75,945,421
Peruvian Government,
Sr. Unscd Bonds	PEN	7.84	8/12/20	65,150,000	27,665,197
Peruvian Government,
Sr. Unscd. Bonds	PEN	8.20	8/12/26	263,785,000	117,585,435
Peruvian Government,
Sr. Unscd Bonds, Ser. 7	PEN	8.60	8/12/17	6,550,000	2,829,821
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	3,377,000,000	81,768,160
Philippine Government,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	177,000,000	4,096,262
Polish Government,

Bonds, Ser. 1012	PLN	0.00	10/25/12	15,000	e	4,957
Polish Government,
Bonds, Ser. 1017	PLN	5.25	10/25/17	83,675,000		29,132,046
Polish Government,
Bonds, Ser. 1020	PLN	5.25	10/25/20	83,670,000		28,496,461
Polish Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	208,090,000		73,036,275
Russian Government,
Bonds, Ser. 5072	RUB	7.15	1/23/13	647,900,000	c,d	22,866,399
Russian Government,
Bonds, Ser. 5077	RUB	7.35	1/20/16	85,000,000		2,965,074
Russian Government,
Bonds, Ser. 5077	RUB	7.35	1/20/16	1,153,970,000	c,d	40,254,199
Russian Government,
Sr. Unscd. Bonds	RUB	7.85	3/10/18	825,000,000		30,074,032
Russian Government,
Sr. Unscd. Bonds	RUB	7.85	3/10/18	1,050,000,000	c	38,276,041
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	231,600,000		26,261,357
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	209,135,000		26,106,364
South African Government,
Bonds, Ser. R207	ZAR	7.25	1/15/20	88,205,000		12,190,200
South African Government,
Bonds, Ser. R206	ZAR	7.50	1/15/14	22,915,000		3,388,707
South African Government,
Bonds, Ser. R204	ZAR	8.00	12/21/18	508,435,000		75,110,103
South African Government,
Bonds, Ser. R203	ZAR	8.25	9/15/17	913,655,000		137,238,859
South African Government,
Sr. Unscd. Bonds, Ser. R201	ZAR	8.75	12/21/14	450,000		69,171
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	384,350,000		67,329,261
South African Government,
Bonds, Ser. R157	ZAR	13.50	9/15/15	76,470,000		13,620,484
Thai Government,
Sr. Unscd. Bonds	THB	3.63	5/22/15	859,480,000		28,880,851
Thai Government,

Sr. Unscd. Bonds	THB	3.65	12/17/21	751,985,000		25,274,926
Thai Government,
Sr. Unscd. Bonds	THB	3.88	6/13/19	1,143,430,000		39,456,843
Thai Government,
Sr. Unscd. Bonds	THB	4.25	3/13/13	407,060,000		13,727,443
Thai Government,
Sr. Unscd. Bonds	THB	5.13	3/13/18	40,330,000		1,474,580
Turkish Government,
Bonds	TRY	0.00	1/25/12	19,250,000	e	10,914,601
Turkish Government,
Bonds	TRY	0.00	8/8/12	100,080,000	e	54,585,695
Turkish Government,
Bonds	TRY	0.00	11/7/12	44,365,000	e	23,597,859
Turkish Government,
Bonds	TRY	8.00	1/29/14	63,950,000		37,387,301
Turkish Government,
Bonds, Ser. CPI	TRY	10.00	2/15/12	13,580,000	f	11,468,821
Turkish Government,
Bonds	TRY	10.00	4/10/13	56,650,000		34,176,658
Turkish Government,
Bonds	TRY	10.00	6/17/15	46,000,000		28,381,980
Turkish Government,
Bonds	TRY	10.50	1/15/20	355,000		228,351
Turkish Government,
Bonds	TRY	11.00	8/6/14	64,810,000		40,800,347
Turkish Government,
Bonds	TRY	14.00	9/26/12	97,655,000		60,737,167
Turkish Government,
Bonds	TRY	16.00	8/28/13	5,500,000		3,691,792
						2,263,986,231
Total Bonds and Notes
(cost $2,203,437,966)						2,277,930,295

				Principal
Short-Term Investments--.2%				Amount ($)		Value ($)
U.S. Treasury Bills;
0.08%, 11/17/11
(cost $4,803,223)				4,804,000	[g]	4,803,223

Other Investment--11.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $330,280,000)	330,280,000[h]	330,280,000

Total Investments (cost $2,538,521,189)	90.1%	2,613,013,518
Cash and Receivables (Net)	9.9%	287,258,240
Net Assets	100.0%	2,900,271,758

a

Principal amount stated in U.S. Dollars unless otherwise noted. BRL--Brazilian Real CLP--Chilean Peso COP--Colombian Peso HUF--Hungarian Forint MXN--Mexican New Peso MYR--Malaysian Ringgit PEN--Peruvian New Sol PHP--Philippines Peso PLN--Polish Zloty RUB--Russian Ruble THB--Thai Baht TRY--Turkish Lira ZAR--South African Rand

b	Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price Index.
c

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, these securities were valued at $109,052,495 or 3.8% of net assets.

d	Credit Linked Notes.
e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Turkish Consumer Price Index.
g	Held by a broker as collateral for open financial forward foreign currency exchange contacts positions.
h	Investment in affiliated money market mutual fund.

At August 31, 2011, the aggregate cost of investment securities for income tax purposes was $2,538,521,189.

Net unrealized appreciation on investments was $74,492,329 of which $101,295,231 related to appreciated investment securities and $26,802,902 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
South Africa	12.5
Short-Term/Money Market Investments	11.6
Turkey	10.5
Mexico	9.5
Peru	9.2
Malaysia	6.9
Russia	5.1
Columbia	4.6
Hungary	4.6
Poland	4.5
Brazil	3.9
Thailand	3.7
Philippines	3.0
Chile	.5
90.1
† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
August 31, 2011 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Brazilian Real,
Expiring 9/29/2011	20,870,000	12,702,374	13,039,427	337,053
Brazilian Real,
Expiring 9/29/2011	34,490,000	20,957,647	21,549,106	591,459
Brazilian Real,
Expiring 9/29/2011	6,670,000	4,139,000	4,167,368	28,368
Brazilian Real,
Expiring 9/29/2011	11,230,000	6,970,825	7,016,423	45,598
Chilean Peso,
Expiring 9/29/2011	19,274,600,000	40,655,136	41,625,388	970,252
Hungarian Forint,
Expiring 9/29/2011	5,684,210,000	30,357,882	29,971,162	(386,720)
Hungarian Forint,
Expiring 9/29/2011	10,953,150,000	58,304,854	57,752,729	(552,125)
Indonesian Rupiah,
Expiring 9/29/2011	26,355,960,000	3,078,967	3,080,152	1,185
Indonesian Rupiah,
Expiring 1/18/2012	217,019,600,000	25,071,580	25,095,257	23,677
Malaysian Ringgit,
Expiring 9/29/2011	150,220,000	49,561,201	50,269,838	708,637
Malaysian Ringgit,
Expiring 9/29/2011	193,820,000	64,790,239	64,860,204	69,965
Mexican New Peso,
Expiring 9/29/2011	1,402,460,000	114,094,418	113,386,610	(707,808)
Mexican New Peso,
Expiring 9/29/2011	67,980,000	5,533,578	5,496,072	(37,506)
Mexican New Peso,
Expiring 9/29/2011	84,680,000	6,890,995	6,846,240	(44,755)
Mexican New Peso,
Expiring 9/29/2011	104,920,000	8,416,492	8,482,611	66,119
Mexican New Peso,
Expiring 9/29/2011	87,890,000	7,053,489	7,105,763	52,274
Polish Zloty,

Expiring 9/29/2011	317,830,000	110,411,311	110,060,870	(350,441)
Polish Zloty,
Expiring 9/29/2011	32,440,000	11,146,617	11,233,599	86,982
Polish Zloty,
Expiring 9/29/2011	138,480,000	48,178,686	47,954,029	(224,657)
Polish Zloty,
Expiring 9/29/2011	20,250,000	7,051,081	7,012,341	(38,740)
Russian Ruble,
Expiring 8/13/2012	74,600,000	2,432,344	2,473,625	41,281
Russian Ruble,
Expiring 8/13/2012	1,487,700,000	48,036,809	49,329,921	1,293,112
Russian Ruble,
Expiring 8/13/2012	1,405,000,000	46,569,439	46,587,712	18,273
Russian Ruble,
Expiring 8/13/2012	1,150,000,000	38,047,973	38,132,291	84,318
Russian Ruble,
Expiring 8/13/2012	1,000,000,000	33,075,893	33,158,514	82,621
Russian Ruble,
Expiring 8/13/2012	445,000,000	14,784,789	14,755,538	(29,251)
Sales:		Proceeds ($)
Colombian Peso,
Expiring 9/29/2011	11,674,000,000	6,494,214	6,554,232	(60,018)
Colombian Peso,
Expiring 9/29/2011	76,555,880,000	42,587,827	42,981,414	(393,587)
Colombian Peso,
Expiring 9/29/2011	9,417,910,000	5,279,097	5,287,576	(8,479)
Colombian Peso,
Expiring 10/14/2011	44,005,360,000	24,974,665	24,674,058	300,607
Euro,
Expiring 9/29/2011	2,310,000	3,328,248	3,317,055	11,193
Euro,
Expiring 9/29/2011	15,210,000	21,899,053	21,840,868	58,185
Malaysian Ringgit,
Expiring 9/2/2011	190,523,211	63,784,134	63,869,664	(85,530)
Peruvian New Sol,
Expiring 9/29/2011	33,490,000	12,157,403	12,232,546	(75,143)
Peruvian New Sol,
Expiring 9/29/2011	71,830,000	26,075,434	26,236,602	(161,168)
Peruvian New Sol,
Expiring 9/29/2011	38,700,000	14,134,405	14,135,550	(1,145)
Philippine Peso,

Expiring 9/29/2011	551,640,000	12,976,711	13,043,172	(66,461)
Russian Ruble,
Expiring 9/29/2011	1,205,880,000	40,206,051	41,623,005	(1,416,954)
Russian Ruble,
Expiring 9/29/2011	139,090,000	4,637,493	4,800,929	(163,436)
South African Rand,
Expiring 9/29/2011	93,480,000	13,055,501	13,308,293	(252,792)
South African Rand,
Expiring 9/29/2011	577,790,000	80,949,045	82,257,156	(1,308,111)
South African Rand,
Expiring 9/29/2011	158,240,000	22,187,324	22,527,860	(340,536)
Thai Baht,
Expiring 9/29/2011	114,070,000	3,683,242	3,795,979	(112,737)
Thai Baht,
Expiring 9/29/2011	409,450,000	13,657,893	13,625,525	32,368
Turkish Lira,
Expiring 9/29/2011	65,360,000	36,692,303	37,916,853	(1,224,550)

Gross Unrealized Appreciation				4,903,527
Gross Unrealized Depreciation				(8,042,650)

The following is a summary of the inputs used as of August 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	13,944,064	-	13,944,064
Foreign Government	-	2,263,986,231	-	2,263,986,231
Mutual Funds	330,280,000	-	-	330,280,000
U.S. Treasury	-	4,803,223	-	4,803,223
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	4,903,527	-	4,903,527
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(8,042,650)	-	(8,042,650)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1---unadjusted quoted prices in active markets for identical investments.

Level 2---other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3---significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors/Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors/Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates market value. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	October 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)